Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 14, 2014
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN CAP FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000081443
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2014
Prospectus Date	rr_ProspectusDate	Oct. 22, 2014